Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017 [2]
Derivative assets
Gross derivative balances, derivative assets	[1]	¥ 21,850	¥ 23,359
Less: Amounts offset in the consolidated balance sheets	[3]	(20,763)	(22,322)
Total net amounts reported on the face of the consolidated balance sheets	[4]	1,087	1,037
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5]	(327)	(187)
Net amount		760	850
Derivative liabilities
Gross derivative balances, derivative liabilities	[1],[6]	21,405	23,184
Less: Amounts offset in the consolidated balance sheets	[3],[6]	(20,560)	(22,270)
Total net amounts reported on the face of the consolidated balance sheets	[4],[6]	845	914
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5],[6]	(69)	(110)
Net amount	[6]	776	804
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		866	808
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	915	916
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		245	224
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	328	334
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		7,457	7,777
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	7,083	7,381
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		6,649	7,603
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	6,825	7,807
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		9	11
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	9	5
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		485	376
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	471	512
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		140	120
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	147	128
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		1	1
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	1	1
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		5,900	6,354
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	5,513	5,992
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, derivative assets		90	84
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	112	104
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, derivative assets		0
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	0	3
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, derivative assets		8	1
Derivative liabilities
Gross derivative balances, derivative liabilities	[6]	¥ 1	¥ 1

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2017, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \136 billion and \267 billion, respectively. As of September 30, 2017, the gross balance of such derivative assets and derivative liabilities was \190 billion and \318 billion, respectively.
[2]	During the year ended March 31, 2017, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral.
[3]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2017, Nomura offset a total of \1,642 billion of cash collateral receivables against net derivative liabilities and \1,694 billion of cash collateral payables against net derivative assets. As of September 30, 2017, Nomura offset a total of \1,509 billion of cash collateral receivables against net derivative liabilities and \1,712 billion of cash collateral payables against net derivative assets.
[4]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[5]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2017, a total of \197 billion of cash collateral receivables and \484 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2017, a total of \137 billion of cash collateral receivables and \376 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[6]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.